Public Offering	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Seaport Global Acquisition Corp
Public Offering

Note 4 — Public Offering

Pursuant to the Initial Public Offering, on December 2, 2020, the Company sold 14,375,000 Units, which includes the full exercise by the underwriter of its option to purchase an additional 1,875,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and three-quarters of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 9).

Note 3 — Public Offering

On December 2, 2020, the Company sold 14,375,000 Units, at a purchase price of $10.00 per Unit, for aggregate proceeds of $143,750,000. Each Unit consists of one share of Class A common stock, and three-quarters of one redeemable warrant to purchase one share of Class A common stock (the “Public Warrants”). Each whole warrant will entitle the holder to purchase one share of Class A common stock at a price of $11.50 per stock, subject to adjustment (see Note 8).